As filed with the Securities and Exchange Commission on June 20, 2013
1933 Act Registration No. 333-125790
1940 Act Registration No. 811-09241
CIK No. 0001080299

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 20

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52

Lincoln Life Flexible Premium Variable Life Account S

(Exact Name of Registrant)

Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Adam Ciongli
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending

December 31, 2012 was filed March 25, 2013.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2013 pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be October 29, 2012.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account S

Supplement Dated June 20, 2013
To the Product Prospectus dated May 1, 2012 for:

Lincoln Corporate Commitment® VUL

This Supplement to your Lincoln Corporate Commitment® VUL prospectuses describes a new optional rider, the Earnings Stabilization Rider, will be available to policies issued on or after ______________, subject to state availability.  This rider is available only to new purchasers of the Policy and not to current owners.  This rider is designed to help stabilize the Surrender Value of your Policy.

The Earnings Stabilization Rider, if selected, must be elected at the time you purchase your Policy and may not be added at a later date.  Please also note that certain terms used in this supplement are defined within the sentences where they appear or in the relevant provisions of the prospectus.

Please refer to the May 1, 2013 prospectus for a discussion of all other provisions of your Policy that are not discussed in this supplement.

* * * * * * * * * * * * * *

Accordingly, the prospectus dated May 1, 2013 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “YOUR INSURANCE POLICY”, sub-section “Riders”

The following provision has been added to the “Riders” sub-section

Earnings Stabilization Rider: The Policy can be issued with an Earnings Stabilization Rider (“ESR”) at no additional charge.   It must be elected at application and may not be available on all policies.  Availability of this rider is subject to underwriting requirements and may not be elected if you have elected the Adjustable Benefit Enhancement Rider, Customized Benefit Enhancement Rider or the Surrender Value and Loan Spread Enhancement Rider.

This rider provides an Earnings Stabilization Enhancement which is an amount that will be added to the Surrender Value provided under your Policy upon an Eligible Surrender.  An “Eligible Surrender” is a full surrender of the Policy.  Partial surrenders and withdrawals of less than the full amount of your Policy are not Eligible surrenders.  Please note that a full surrender in the course of an exchange of policies pursuant to Section 1035 of the Internal Revenue Code also is not an Eligible Surrender, unless you reside in a state where such an exception is not allowed.  The Earnings Stabilization Enhancement is not an amount or value used when determining whether a Policy will Lapse or in calculating amounts available for Policy loans or partial surrenders.  Also, if you cancel the Policy during the Right To Examine period, the Earnings Stabilization Enhancement is not payable.

Under the terms of the rider, in determining the amount of your Surrender Proceeds, in lieu of the Surrender Value as described in your Policy, we will pay an amount equal to:

1.	The Surrender Value on the date of the Eligible Surrender; plus
2.	The Earnings Stabilization Enhancement, if any.

The Earnings Stabilization Enhancement is calculated each calendar day and is the lesser of (a) or (b), multiplied by (c) where:

(a)      is the Target Enhancement Amount.
(b)      is the Maximum Enhancement Amount.
(c)      is the Earnings Stabilization Multiplier.

How we derive the Target Enhancement Amount and the Maximum Enhancement Amount is described below:

(a) The Target Enhancement amount is equal to the Target Surrender Value less the Accumulation Value of your Policy and is guaranteed never to be less than zero.  To calculate the Target Enhancement Amount, we first determine the Target Surrender Value.  On the Policy Date, the Target Surrender Value is equal to the initial premium paid.  Thereafter, on each calendar day, the Target Surrender Value will be calculated as (1), plus (2), minus (3), plus (4), where:

(1)	is the Target Surrender Value as of the prior Monthly Anniversary Day.
(2)	is the sum of all premiums received since the prior Monthly Anniversary Day.
(3)	is the sum of any partial surrenders since the prior Monthly Anniversary Day.
(4)	is daily equivalent interest on items (1) and (2) and (3) calculated using the Target Yield Rate as shown on the Rider Specification Pages.

(b)  To calculate the Maximum Enhancement Amount, we first determine the Maximum Enhancement Premium.  The Maximum Enhancement Premium for any given year is calculated as the lesser of (1) or (2) where:

(1)	is the sum of the premiums paid during the Policy Year less the sum of any partial surrenders during the Policy Year.
(2)	is the Target Premium for the Policy Year; multiplied by the ratio of the Target Specified Amount to the Basic Policy Specified Amount of your Policy.

Once the Maximum Enhancement Premium is determined, we can calculate the Maximum Enhancement Amount.  This amount is calculated each calendar day during the first Policy Year as (1) multiplied by (2) where:

(1)	is the Maximum Enhancement Premium.
(2)	is the applicable Maximum Enhancement Rate, as shown on the Rider Specification Pages.

Thereafter, in each subsequent Policy Year the Maximum Enhancement Amount is calculated each calendar day while this Rider is in effect, as the sum of (1) plus (2), multiplied by (3) where:

(1)	is the Maximum Enhancement Premium.
(2)	is the cumulative Maximum Enhancement Premiums for each previous Policy Year.
(3)	is the applicable Maximum Enhancement Rate.

If a term insurance rider is attached to your Policy and in effect, the Maximum Enhancement Amount in any Policy Year will also be multiplied by the Term Blend Adjustment Factor. The Term Blend Adjustment Factor is determined at issue and may change as the result of increases, decreases and partial withdrawals.  The Term Blend Adjustment Factor will equal (1) multiplied by (2) plus (3) where:

(1)	is the ratio of the Base Policy Specified Amount to the Target Specified Amount of your Policy, as shown on the Policy Specification page.
(2)	is 0.25
(3)	is 0.75

The Term Blend Adjustment Factor is equal to 1.0 if no term insurance rider is attached to the policy or if the term insurance rider on the policy has been terminated after issue.

(c)  To calculate the Earnings Stabilization Multiplier, we first determine the current values of the following three investment allocations for each policy under the Case:

(1)	the Fixed Account;
(2)	money market Sub-Accounts; and
(3)	non-money market Sub-Accounts.

We then take the sum of the cumulative current values invested in each investment allocation noted above to determine the Net Accumulation Value of the Case.  Once the Net Accumulation Value of the Case is determined, we then calculate the Daily Stabilization Factor applicable to each policy under the Case. The Daily Stabilization Factor is calculated daily on each calendar day as (1) minus (2) multiplied by (3), where:
(1)	is 1.
(2)	is 1 minus the Earnings Stabilization Multiplier Floor Rate.
(3)	is the sum of all Fixed Account and money market Sub-Account values for the Case divided by the Net Accumulation Value of the Case.

Once the Daily Stabilization Factor is determined, we then calculate the Earnings Stabilization Multiplier as follows:

In the first Policy Year, the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of all Daily Stabilization Factors since the Policy Date divided by the sum of the number of calendar days since the Policy Date.  Thereafter, in each subsequent Policy Year the Earnings Stabilization Multiplier is calculated on a daily basis as the sum of the previous 365 Daily Stabilization Factors divided by 365.

As noted above, in determining the Earnings Stabilization Enhancement we consider whether or not you have elected a Term Insurance Rider.  According, assuming you effect an Eligible Surrender:

For Policies without a Term Insurance Rider.  The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first policy year for a Policy without a term insurance rider.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 40
Base Policy Specified Amount: $750,000
Premium Paid: $25,000
Target Premium: $30,279.95
Ending Accumulation Value: $22,000
Cumulative Target Yield Rate: 5.0%
Maximum Enhancement Rate: 16.0%
Earnings Stabilization Multiplier: .80

As described above, in order to calculate the Target Enhancement Amount, the Target Surrender Value must be calculated, first.  For the sample policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;

(a)  Target Surrender Value: $0
(b)  Premiums received: $25,000
(c)  Any partial surrender: $0
(d) Daily equivalent interest on items (a) and (b) calculated using the Cumulative Target Yield Rate that is shown on the Specification Pages included with your Policy: 5%

This results in a Target Surrender Value at the end of Policy Year 1 to be $26,250.

The Target Enhancement Amount can now be calculated as the Target Surrender Value less the Ending Accumulation Value.  Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.

We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b), where:

(a)  the Maximum Enhancement Premium which is equal to the lesser of:
(i) the sum of the premiums paid during the Policy Year; less the sum of any partial surrenders during the Policy Year: $25,000 – $0 = $25,000
(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 multiplied by ($750,000 / $750,000) = $30,279.95; and
(b)  the applicable Maximum Enhancement Rate: 16.0% = 0.16

Thus, the results is a Maximum Enhancement Amount = $25,000 x 0.16 or $4,000

Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):

(a) Earnings Stabilization Multiplier = 0.80;
(b) Target Enhancement Amount = $4,250; and
(c) Maximum Enhancement Amount = $4,000

Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 x $4,000) = $3,200

The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,200) which equals $25,200.

For Policies with a Term Insurance Rider: The following example demonstrates a hypothetical “Earnings Stabilization Enhancement” calculation for the first policy year for a Policy with a term insurance rider.

Sample Policy:

Insured: Male, Standard Non-tobacco, age 40
Base Policy Specified Amount: $750,000
Term Policy Specified Amount: $250,000
Premium Paid: $25,000
Target Premium: $30,279.95
Ending Accumulation Value: $22,000
Cumulative Target Yield Rate: 5.0%
Maximum Enhancement Rate: 16.0%
Earnings Stabilization Multiplier: 0.80

As described above, in order to calculate the Target Enhancement Amount, the current Target Surrender Value must be calculated, first.  For the sample policy shown above, at the end of year 1, the Target Surrender Value is calculated as (a) plus (b) minus (c) plus (d), where;

(a) Target Surrender Value as of the Inception Date  $0
(b) All premiums received in the first Policy Year : $25,000
(c) Any partial surrenders in the first Policy Year: $0
(d) Daily equivalent interest on items (a) and (b) and (c) calculated using the Cumulative Target Yield
Rate that is shown on the Specification Pages included with your Policy: 5%,

This results in a Target Surrender Value at the end of Policy Year 1 to be $26,250.

The Target Enhancement Amount can now be calculated as the Target Surrender Value less the Ending Accumulation Value.  Therefore, the Target Enhancement Amount is equal to $26,250 - $22,000 = $4,250.

We calculate the Maximum Enhancement Amount which is calculated as (a) multiplied by (b) multiplied by (c), where:

(a)  the Maximum Enhancement Premium which is equal to the lesser of:
(i) the sum of the premiums paid during the Policy Year; less the sum of any partial surrenders during the Policy Year: $25,000 – $0 = $25,000
(ii) the Target Premium for the Policy Year multiplied by (Total Specified Amount/Base Specified Amount): $30,279.95 ($1,000,000 / $750,000) = $40,373.27; and
(b)  the applicable Maximum Enhancement Rate: 16.0% = 0.16
(c)  the Term Blend Adjustment Factor multiplied by (Base Specified Amount/Total Specified Amount):   0.75 + .25 multiplied by (750,000/1,000,000) = 0.9375

Thus, the Maximum Enhancement Amount = $25,000 x 0.16 or $3,750

Accordingly, the Earnings Stabilization Enhancement at the end of year 1 is calculated as (a) times the lesser of (b) or (c):

(a) Earnings Stabilization Multiplier = 0.80;
(b) Target Enhancement Amount = $4,250; and
(c) Maximum Enhancement Amount = $3,750

Thus, the Earnings Stabilization Enhancement for year 1 is (0.80 * $3,750) = $3,000

The ending Surrender Value can now be calculated as the ending Accumulation Value for year 1 ($22,000) plus the applicable Earnings Stabilization Enhancement ($3,000) which equals $25,000.

Additional terms to consider:

If the Insured dies while the rider is In Force, the Death Benefit Proceeds payable will be equal to the greater of:

1.	The amount determined under the Death Benefit Option in effect at the time of the Insured's death less any Indebtedness and overdue deductions calculated as of the Insured’s date of death; or

2.
An amount equal to the Accumulation Value of the policy plus any applicable Earnings Stabilization Enhancement available under this Rider on the date of death, multiplied by the applicable percentage shown in the Corridor Percentages Table of the Policy Specifications, less any Indebtedness and overdue deductions as of the Insured’s date of death.

If the policy to which the rider is attached has lapsed and is reinstated pursuant to the Reinstatement provision of the policy, the rider will also be reinstated.

Please note that the Earnings Stabilization Enhancement calculated under the rider is subject to the Deferment of Payments provision of the policy to which the rider is attached.

PART A

The prospectuses for Lincoln Corporate Commitment variable universal life policies, as supplemented, and Lincoln Corporate Variable 5 policies, are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-125790) filed on April 2, 2013 and to the definitive 497 Filing filed on May 2, 2013.

PART B

The Statements of Additional Information for Lincoln Corporate Commitment variable universal life policies and Lincoln Corporate Variable 5 policies are incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-125790) filed on April 2, 2013 and to the definitive 497 Filing filed on May 2, 2013.

PART C

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

(2) Commission Schedule for Variable Life Policies.(2)

(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(3) and amendments.(6)

(4) (a) Policy Form LN939(15)

(b) Load Amortization Rider—LR853(15)

(c) Term Insurance Rider—LR526(8)

(d) Enhanced Surrender Value Rider—LR529(9)

(e) Adjustable Benefit Enhancement Rider(12)

(f) Alternative Policy Loan Rider—LR791(13)

(g) Surrender Value and Loan Spread Enhancement Rider—LR793 (21)

(h) Customized Benefit Enhancement Rider—LR797(10)

(i) Earnings Stabilization Rider—LR798 (Filed herewith)

(5) (a) Application Part I—B58(17)

(b) Application Part II (Corporate/Individual Owner)—B59(17)

(c) Consent Forms B10457 and B10458(17)

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

(b) Bylaws of The Lincoln National Life Insurance Company.(7)

(7) Reinsurance Contracts.(14)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (22)

(b) AllianceBernstein Variable Products Series Fund, Inc. (19)

(c) American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (18)

(d) American Funds Insurance Series (22)

(e) BlackRock Variable Series Fund, Inc. (18)

(f) Delaware VIP Trust (19)

(g) DWS Investments VIT Funds (22)

(h) DWS Variable Series II (22)

(i) Fidelity Variable Insurance Products (19)

(j) Franklin Templeton Variable Insurance Products Trust (18)

(k) Goldman Sachs Variable Insurance Trust (22)

(l) Janus Aspen Series (16)

(m) Lincoln Variable Insurance Products Trust (22)

(n) M Fund, Inc. (22)

(o) MFS Variable Insurance Trust (22)

(p) Neuberger Berman Advisers Management Trust (22)

(q) PIMCO Variable Insurance Trust (18)

(r) T. Rowe Price Equity Series, Inc. (20)

(9) (a) Accounting and Financial Administration Services Agreement dated 10/1/07 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(5)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq.

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (To be filed by Amendment)

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(22)
______________________________________________________________________________________________________________________________________________________________________________

(1) Incorporated by reference to Initial Registration Statement on Form S-6 (File No. 333-04999) filed on September 24, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.

(3) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(4) Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-27783) filed on December 5, 1996.

(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(6) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(8) Incorporated by reference to Initial Registration Statement on Form N-6 (File 333-104719) filed on April 24, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-125790) filed on September 19, 2012.

(11) Incorporated by reference to Post-Effective Amendment No. 48 on Form N-4 (File No. 033-26032) filed on September 21, 2012.

(12) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-104719) filed on May 10, 2005.

(14) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(15) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125790) filed on June 14, 2005.

(16) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(17) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-125790) filed on April 1, 2009.

(18) Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.

(19) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

(20) (a) T. Rowe Price International Series, Inc and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 26, 1996. (Fund Participation Agreement)

       (b) T. Rowe Price International Series, Inc, and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-04999) filed on April 3, 2003. (Amendment)

(21) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-125790) filed on April 3, 2012.

(22) Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Mark E. Konen**	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Charles A. Brawley, III**	Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper***	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Charles C. Cornelio***	Executive Vice President, Chief Administrator Officer and Director

*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (11)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life

Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Elizabeth F. Conover***	Assistant Vice President, Interim Chief Financial Officer
Nancy A. Smith*	Secretary
Joel Schwartz*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President, Chief Operating Officer, and Director

*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 100 N. Greene Street, Greensboro, NC 27401
(c)  N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, (File No.: 333-125790; 811-09241; CIK: 0001080299) has duly caused this Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Greensbor and State of North Carolina on the 17th day of June, 2013.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account S
(Registrant)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Michael L. Parker
By _________________________________
Michael L. Parker
     Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement (File No.: 333-125790; 811-09241; CIK: 0001080299) on Form N-6 has been signed below on June 17, 2012 by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer and Director
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

            /s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338, 333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960, 333-146507; 333-181796; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882, 333-125792, 333-125991, 333-145235, 333-145239; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482, 333-118481, 333-115883; 333-156123; 811-21028
Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272; 333-144273, 333-144274, 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230

Variable Annuity Separate Accounts:

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 333-179107; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592, 333-63505, 333-135219; 333-170695; 333-175888; 333-181615; 811-05721
Lincoln National Variable Annuity Account L: 333-04999; 333-187072; 333-187069; 333-187070; 333-187071; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039, 333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 333-181612; 333-186894; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ Ellen G. Cooper
______________________________	Executive Vice President, Chief Investment Officer and Director
Ellen G. Cooper

/s/ Randal J. Freitag
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Mark E. Konen
______________________________	Executive Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan
______________________________                         Vice President and Director
Keith J. Ryan

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/Delson R. Campbell
____________________________________
Delson R. Campbell

/s/ Scott C. Durocher
____________________________________
Scott C. Durocher

/s/ Kimberly A. Genovese
____________________________________
Kimberly A. Genovese

/s/ Daniel P. Herr
_____________________________________
Daniel P. Herr

/s/ Donald E. Keller
__________________________________
Donald E. Keller

/s/ Brian a. Kroll
____________________________________
Brian A. Kroll

/s/ John L. Reizian
____________________________________
John L. Reizian

/s/ Lawrence A. Samplatsky
____________________________________
Lawrence A. Samplatsky

/s/ Stephen R. Turer
____________________________________
Stephen R. Turer

/s/ John D. Weber
____________________________________
John D. Weber

Version dated: March 2013